UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 302 E. Broad Street, 2nd Floor
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     July 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $144,739 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      321     6000 SH       SOLE                        0        0     6000
ACA CAPITAL HOLDINGS INC       COM              000833103      382    32098 SH       SOLE                        0        0    32098
ALTRIA GROUP INC               COM              02209S103     4581    65310 SH       SOLE                        0        0    65310
AMERICAN EXPRESS CO            COM              025816109      355     5800 SH       SOLE                        0        0     5800
AMERICAN INTL GROUP INC        COM              026874107      559     7983 SH       SOLE                        0        0     7983
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      438        4 SH       SOLE                        0        0        4
BP PLC                         SPONSORED ADR    055622104      228     3156 SH       SOLE                        0        0     3156
CHEVRON CORP NEW               COM              166764100      438     5200 SH       SOLE                        0        0     5200
CISCO SYS INC                  COM              17275R102     1497    53750 SH       SOLE                        0        0    53750
CITIGROUP INC                  COM              172967101      872    17000 SH       SOLE                        0        0    17000
CONOCOPHILLIPS                 COM              20825C104      495     6300 SH       SOLE                        0        0     6300
DISNEY WALT CO                 COM DISNEY       254687106      318     9300 SH       SOLE                        0        0     9300
E M C CORP MASS                COM              268648102      766    42300 SH       SOLE                        0        0    42300
EATON VANCE INS NY MUN BD FD   COM              27827Y109      146    10000 SH       SOLE                        0        0    10000
EXXON MOBIL CORP               COM              30231G102     1366    16283 SH       SOLE                        0        0    16283
FORTUNE BRANDS INC             COM              349631101      247     3000 SH       SOLE                        0        0     3000
GENERAL ELECTRIC CO            COM              369604103      590    15401 SH       SOLE                        0        0    15401
ISHARES INC                    MSCI JAPAN       464286848     1811   124788 SH       SOLE                        0        0   124788
ISHARES INC                    MSCI BRAZIL      464286400     1074    17492 SH       SOLE                        0        0    17492
ISHARES INC                    MSCI GERMAN      464286806      261     7890 SH       SOLE                        0        0     7890
ISHARES INC                    MSCI MEXICO      464286822     1738    28184 SH       SOLE                        0        0    28184
ISHARES INC                    MSCI PAC J IDX   464286665     7138    48742 SH       SOLE                        0        0    48742
ISHARES TR                     S&P GBL ENER     464287341      897     6932 SH       SOLE                        0        0     6932
ISHARES TR                     S&P EURO PLUS    464287861     4551    38918 SH       SOLE                        0        0    38918
ISHARES TR                     RUSSELL MCP VL   464287473     6264    39782 SH       SOLE                        0        0    39782
ISHARES TR                     RUSSELL1000VAL   464287598     9975   114996 SH       SOLE                        0        0   114996
ISHARES TR                     RUSSELL1000GRW   464287614     7185   121351 SH       SOLE                        0        0   121351
ISHARES TR                     S&P GSTI TECHN   464287549     1989    35162 SH       SOLE                        0        0    35162
ISHARES TR                     MSCI EAFE IDX    464287465     6109    75639 SH       SOLE                        0        0    75639
ISHARES TR                     DJ HEALTH CARE   464288828     2481    42507 SH       SOLE                        0        0    42507
ISHARES TR                     DJ US HEALTHCR   464287762     1816    26109 SH       SOLE                        0        0    26109
ISHARES TR                     CONS GOODS IDX   464287812      335     5377 SH       SOLE                        0        0     5377
ISHARES TR                     DJ US ENERGY     464287796      884     7377 SH       SOLE                        0        0     7377
ISHARES TR                     MSCI EMERG MKT   464287234     8959    68055 SH       SOLE                        0        0    68055
ISHARES TR                     RUSSELL MIDCAP   464287499     8088    74272 SH       SOLE                        0        0    74272
ISHARES TR                     S&P LTN AM 40    464287390     6627    31085 SH       SOLE                        0        0    31085
ISHARES TR                     RUSSELL 2000     464287655     3256    39249 SH       SOLE                        0        0    39249
ISHARES TR                     S&P SMLCAP 600   464287804     1820    25603 SH       SOLE                        0        0    25603
ISHARES TR                     US TIPS BD FD    464287176      318     3211 SH       SOLE                        0        0     3211
ISHARES TR                     S&P MIDCAP 400   464287507     1202    13462 SH       SOLE                        0        0    13462
ISHARES TR                     DJ SEL DIV INX   464287168     6008    83572 SH       SOLE                        0        0    83572
ISHARES TR                     TRANSP AVE IDX   464287192      985    10796 SH       SOLE                        0        0    10796
ISHARES TR                     RUSSELL 1000     464287622     8928   109344 SH       SOLE                        0        0   109344
ISHARES TR                     S&P 100 IDX FD   464287101     2319    33485 SH       SOLE                        0        0    33485
ISHARES TR                     RUSSELL 3000     464287689      593     6811 SH       SOLE                        0        0     6811
ISHARES TR                     LEHMAN SH TREA   464288679     1321    12044 SH       SOLE                        0        0    12044
ISHARES TR                     LEHMAN AGG BND   464287226     2324    23624 SH       SOLE                        0        0    23624
ISHARES TR                     S&P GSTI SEMIC   464287523     3124    47448 SH       SOLE                        0        0    47448
ISHARES TR                     DJ US FINL SVC   464287770      583     4500 SH       SOLE                        0        0     4500
ISHARES TR                     DJ US FINL SEC   464287788      705     6117 SH       SOLE                        0        0     6117
ISHARES TR                     DJ OIL EQUIP     464288844     2548    44353 SH       SOLE                        0        0    44353
ISHARES TR                     RUSL 2000 VALU   464287630     2457    29832 SH       SOLE                        0        0    29832
ISHARES TR                     S&P 500 VALUE    464287408      338     4133 SH       SOLE                        0        0     4133
JOHNSON & JOHNSON              COM              478160104      841    13652 SH       SOLE                        0        0    13652
KKR FINANCIAL HLDGS LLC        COM              48248A306     1495    60000 SH       SOLE                        0        0    60000
KRAFT FOODS INC                CL A             50075N104     1593    45194 SH       SOLE                        0        0    45194
LILLY ELI & CO                 COM              532457108     2418    43271 SH       SOLE                        0        0    43271
MERCK & CO INC                 COM              589331107      279     5600 SH       SOLE                        0        0     5600
MERRILL LYNCH & CO INC         COM              590188108      669     8000 SH       SOLE                        0        0     8000
MICROSOFT CORP                 COM              594918104      230     7800 SH       SOLE                        0        0     7800
PFIZER INC                     COM              717081103      338    13217 SH       SOLE                        0        0    13217
RADIAN GROUP INC               COM              750236101      370     6844 SH       SOLE                        0        0     6844
SCHLUMBERGER LTD               COM              806857108      773     9100 SH       SOLE                        0        0     9100
SEACOR HOLDINGS INC            COM              811904101     1715    18375 SH       SOLE                        0        0    18375
SPACEHAB INC                   COM              846243103       52    80000 SH       SOLE                        0        0    80000
SPDR TR                        UNIT SER 1       78462F103      406     2696 SH       SOLE                        0        0     2696
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      300     5000 SH       SOLE                        0        0     5000
SYSCO CORP                     COM              871829107      330    10000 SH       SOLE                        0        0    10000
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     2320    34391 SH       SOLE                        0        0    34391